Document and Entity Information	6 Months Ended
Jun. 30, 2024
Document and Entity Information [Abstract]
Document Type	F-1
Entity Registrant Name	Lotus Technology Inc.
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001962746
Amendment Flag	false